RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Equity reserves impacted by financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	$ (128)	$ (32)	$ 127
Cash flow hedges
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance	(48)	(39)
Amount reclassified to profit or loss	37	(3)
Foreign currency revaluation of designated borrowings	0	0
Foreign currency revaluation of net foreign operations	0	0
Valuation of investments in equity securities designated FVOCI	0	0
Tax effect	(29)	3
Other	(2)	2
Ending balance	17	(48)	(39)
Cash flow hedges | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	7	(38)
Cash flow hedges | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	52	27
Cash flow hedges | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Investments in equity securities
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance	4	3
Amount reclassified to profit or loss	0	0
Foreign currency revaluation of designated borrowings	0	0
Foreign currency revaluation of net foreign operations	0	0
Valuation of investments in equity securities designated FVOCI	(3)	1
Tax effect	0	0
Other	0	0
Ending balance	1	4	3
Investments in equity securities | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Investments in equity securities | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Investments in equity securities | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Foreign currency translation
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance	(842)	(720)
Amount reclassified to profit or loss	0	0
Foreign currency revaluation of designated borrowings	68	(17)
Foreign currency revaluation of net foreign operations	(74)	(104)
Valuation of investments in equity securities designated FVOCI	0	0
Tax effect	(5)	3
Other	(2)	(6)
Ending balance	(845)	(842)	$ (720)
Foreign currency translation | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Foreign currency translation | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Foreign currency translation | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	$ 10	$ 2